Note 11 - Long-term Debt - Financing Costs Included in Loan Balances (Details) $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Balance, at beginning of the period	$ 25,716
Additions	5,825
Amortization and write-off	(5,616)
Transfers and other movements	113
Balance, at end of period	26,038
Less: Current portion of financing costs	(6,903)
Financing costs, non-current portion	$ 19,135